Derivatives (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The Company held no derivative financial instruments at December 31, 2025 and December 31, 2024. The fair value of the Company’s derivative financial instruments at December 31, 2023 on a gross basis, are summarized in the following table:

	December 31, 2023
	Asset	Liability	Notional
	(in thousands)
Interest Rate Caps	$—	$1,871	$1,600,606
Interest Rate Swap	—	540	1,100,606
Total derivatives designated as hedging instruments	$—	$2,411	$2,701,212